Long-Term Deposits - Schedule of Long-Term Deposits (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Long-Term Deposits [Abstract]
Rental deposits		$ 71,823	$ 71,823
Total		$ 71,823	$ 71,823